Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 11, 2018
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES II
Central Index Key	dei_EntityCentralIndexKey	0000795422
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 12, 2018
Prospectus Date	rr_ProspectusDate	Apr. 12, 2018